Average Annual Total Returns	ICE BofA USD Green Bond Index One Year	ICE BofA USD Green Bond Index Five Years	ICE BofA USD Green Bond Index Life of Fund	ICE BofA Green Bond Index - Hedged USD One Year	ICE BofA Green Bond Index - Hedged USD Five Years	ICE BofA Green Bond Index - Hedged USD Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class I Inception Date	Class R6 One Year	Class R6 Five Years	Class R6 Life of Fund	Class R6 Inception Date
Total	(12.76%)	0.44%	1.60%	(16.74%)	(0.48%)	1.25%	(15.87%)	(0.88%)	0.63%	Oct. 31, 2013	(16.51%)	(1.66%)	(0.21%)	(9.38%)	(1.06%)	0.09%	(12.78%)	0.05%	1.31%	Oct. 31, 2013	(12.72%)	0.11%	1.34%	Feb. 01, 2019